Intangible Assets and Goodwill (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Intangible Assets and Goodwill [Line Items]
Aggregate amortization expense	$ 0.1	$ 0.1	$ 0.3	$ 0.5	$ 0.6	$ 1.0	$ 1.7